Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Beginning balance	$ 313,276,385		$ 268,171,060	$ 231,737,116
Exchange differences arising on translating foreign operations	(1,536,221)	$ (50,171)	10,326,729	(4,094,565)
Share from associates and joint venture accounted for using the equity method	(28,511)	(931)	(152,833)	29,209
Ending balance	314,750,655	10,279,251	313,276,385	268,171,060
Exchange differences on translating foreign operations [member]
Beginning balance	(5,529,388)	(180,581)	(15,393,646)	(11,641,939)
Exchange differences arising on translating foreign operations	(1,488,920)	(48,626)	9,981,949	(3,203,730)
Share from associates and joint venture accounted for using the equity method	(16,321)	(533)	(117,691)	21,307
Disposal of foreign operations	0	0	0	(569,284)
Ending balance	$ (7,034,629)	$ (229,740)	$ (5,529,388)	$ (15,393,646)